Summary of Net Deferred Tax Liability (Detail) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax liability:
Property, plant and equipment and intangibles	$ 359,383	$ 393,631
Debt issue costs	1,457	2,665
Partnership deferrals	11,082	2,532
Other	6,221	6,322
Deferred income tax liability	378,143	405,150
Offsetting of assets and liabilities	(365,924)	(383,914)
Deferred tax liabilities	12,219	21,236
Deferred tax assets:
Losses (expire from time to time up to 2041)	340,406	370,439
Long-term incentive plan	14,264	4,956
Other	12,121	9,617
Deferred income tax asset	366,791	385,012
Offsetting of assets and liabilities	(365,924)	(383,914)
Deferred tax assets	867	1,098
Net deferred tax liability	$ 11,352	$ 20,138